Other Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Finance Expenses
Schedule of components of interest expense

	Year Ended December 31,
(U.S. Dollars in thousands)	2022	2021	2020
Interest expense	$39,912	$24,546	$29,142
Amortization of debt issuance cost and fair value of debt assumed	2,692	3,519	2,503
Total interest expense	$42,604	$28,065	$31,645

Schedule of components of other finance expense

	Year Ended December 31,
(U.S. Dollars in thousands)	2022	2021	2020
Bank fees, charges	$294	$463	$441
Commitment fees	334	548	264
Total other finance expense	$628	$1,011	$705